Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Cavanal Hill Funds (PKNA American Performance)
Entity Central Index Key	0000864508
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000102309
Shareholder Report [Line Items]
Fund Name	Bond Fund
Class Name	A Shares
Trading Symbol	AABOX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Shares	$74	0.73%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Fund duration was slightly below index, but we added duration as yields rose through much of the year. We added to mortgage-backed securities (MBS) as spreads were wider than other sectors. We added to our positions in utilities and remained overweight to asset-backed securities (ABS), while reducing exposure to Treasuries and agency debentures. The Fund outperformed its index largely because of an underweight to duration early in the year. Additions to the agency MBS sector contributed as well. Our slight underweight to corporates was a mild detractor. Our large ABS exposure benefited the portfolio. A single triple net lease securitized asset selection detracted significantly from performance. We continue to maintain at least a benchmark weighting to duration. We continue to add to MBS, with other market sectors near record tight levels. With a solid economic outlook over the coming 12 to 18 months, we continue to underweight government sectors while overweighting credit and mortgages.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
	Bond Fund (A Shares)	Bloomberg U.S. Aggregate Bond Index	Lipper Core Bond Funds Average
Aug 15	$10,000	$10,000	$10,000
Aug 16	$10,402	$10,597	$10,630
Aug 17	$10,354	$10,649	$10,754
Aug 18	$10,218	$10,537	$10,636
Aug 19	$11,149	$11,609	$11,717
Aug 20	$11,714	$12,360	$12,521
Aug 21	$11,756	$12,350	$12,673
Aug 22	$10,389	$10,928	$11,168
Aug 23	$10,242	$10,797	$11,086
Aug 24	$11,013	$11,585	$11,969
Aug 25	$11,285	$11,949	$12,392

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
A Shares	2.47%	-0.74%	1.22%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%
Lipper Core Bond Funds Average	3.53%	-0.21%	2.17%

AssetsNet	$ 114,784,984
Holdings Count | Holding	172
Advisory Fees Paid, Amount	$ 232,868
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$114,784,984
Number of Portfolio Holdings	172
Net Investment Advisory Fees	$232,868
Portfolio Turnover Rate	24%

Holdings [Text Block]

Credit Rating

(as a % of Net Assets)

Value	Value
A	2.6%
AAA	2.7%
A+	2.8%
A-	4.5%
BBB+	5.0%
BBB	9.6%
AA+	17.3%
NR	22.2%
A-1+	30.8%
Other	2.2%

Portfolio Composition

(as a % of Net Assets)

Asset-Backed Securities	15.7%
Mortgage-Backed Securities	29.6%
Commercial Mortgage-Backed Securities	1.1%
Corporate Bonds	21.9%
Taxable Municipal Bonds	6.4%
U.S. Government Agency Securities	2.6%
U.S. Treasury Obligations	19.7%
Investment in Affiliates	2.7%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

U.S. Treasury Bonds	13.2%
U.S. Treasury Bonds	3.5%
U.S. Treasury Notes	2.0%
Sonic Capital LLC, Series 2020-1A, Class A2I	1.9%
Broadcom, Inc.	1.9%
Bank of America Corp.	1.7%
Fannie Mae REMIC, Series 2023-16, Class VE	1.5%
The University of Oklahoma Revenue, Series A	1.4%
HI-FI Music IP Issuer LP, Series 2022-1A, Class A2	1.3%
Flexential Issuer, Series 2021-1A, Class A2	1.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000024293
Shareholder Report [Line Items]
Fund Name	Bond Fund
Class Name	Institutional Shares
Trading Symbol	AIBNX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Fund duration was slightly below index, but we added duration as yields rose through much of the year. We added to mortgage-backed securities (MBS) as spreads were wider than other sectors. We added to our positions in utilities and remained overweight to asset-backed securities (ABS), while reducing exposure to Treasuries and agency debentures. The Fund outperformed its index largely because of an underweight to duration early in the year. Additions to the agency MBS sector contributed as well. Our slight underweight to corporates was a mild detractor. Our large ABS exposure benefited the portfolio. A single triple net lease securitized asset selection detracted significantly from performance. We continue to maintain at least a benchmark weighting to duration. We continue to add to MBS, with other market sectors near record tight levels. With a solid economic outlook over the coming 12 to 18 months, we continue to underweight government sectors while overweighting credit and mortgages.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
	Bond Fund (Institutional Shares)	Bloomberg U.S. Aggregate Bond Index	Lipper Core Bond Funds Average
Aug 15	$10,000	$10,000	$10,000
Aug 16	$10,439	$10,597	$10,630
Aug 17	$10,396	$10,649	$10,754
Aug 18	$10,295	$10,537	$10,636
Aug 19	$11,250	$11,609	$11,717
Aug 20	$11,850	$12,360	$12,521
Aug 21	$11,910	$12,350	$12,673
Aug 22	$10,559	$10,928	$11,168
Aug 23	$10,434	$10,797	$11,086
Aug 24	$11,248	$11,585	$11,969
Aug 25	$11,554	$11,949	$12,392

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Institutional Shares	2.72%	-0.50%	1.46%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%
Lipper Core Bond Funds Average	3.53%	-0.21%	2.17%

AssetsNet	$ 114,784,984
Holdings Count | Holding	172
Advisory Fees Paid, Amount	$ 232,868
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$114,784,984
Number of Portfolio Holdings	172
Net Investment Advisory Fees	$232,868
Portfolio Turnover Rate	24%

Holdings [Text Block]

Credit Rating

(as a % of Net Assets)

Value	Value
A	2.6%
AAA	2.7%
A+	2.8%
A-	4.5%
BBB+	5.0%
BBB	9.6%
AA+	17.3%
NR	22.2%
A-1+	30.8%
Other	2.2%

Portfolio Composition

(as a % of Net Assets)

Asset-Backed Securities	15.7%
Mortgage-Backed Securities	29.6%
Commercial Mortgage-Backed Securities	1.1%
Corporate Bonds	21.9%
Taxable Municipal Bonds	6.4%
U.S. Government Agency Securities	2.6%
U.S. Treasury Obligations	19.7%
Investment in Affiliates	2.7%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

U.S. Treasury Bonds	13.2%
U.S. Treasury Bonds	3.5%
U.S. Treasury Notes	2.0%
Sonic Capital LLC, Series 2020-1A, Class A2I	1.9%
Broadcom, Inc.	1.9%
Bank of America Corp.	1.7%
Fannie Mae REMIC, Series 2023-16, Class VE	1.5%
The University of Oklahoma Revenue, Series A	1.4%
HI-FI Music IP Issuer LP, Series 2022-1A, Class A2	1.3%
Flexential Issuer, Series 2021-1A, Class A2	1.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000024292
Shareholder Report [Line Items]
Fund Name	Bond Fund
Class Name	Investor Shares
Trading Symbol	APBDX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$74	0.73%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Fund duration was slightly below index, but we added duration as yields rose through much of the year. We added to mortgage-backed securities (MBS) as spreads were wider than other sectors. We added to our positions in utilities and remained overweight to asset-backed securities (ABS), while reducing exposure to Treasuries and agency debentures. The Fund outperformed its index largely because of an underweight to duration early in the year. Additions to the agency MBS sector contributed as well. Our slight underweight to corporates was a mild detractor. Our large ABS exposure benefited the portfolio. A single triple net lease securitized asset selection detracted significantly from performance. We continue to maintain at least a benchmark weighting to duration. We continue to add to MBS, with other market sectors near record tight levels. With a solid economic outlook over the coming 12 to 18 months, we continue to underweight government sectors while overweighting credit and mortgages.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
	Bond Fund (Investor Shares)	Bloomberg U.S. Aggregate Bond Index	Lipper Core Bond Funds Average
Aug 15	$10,000	$10,000	$10,000
Aug 16	$10,433	$10,597	$10,630
Aug 17	$10,373	$10,649	$10,754
Aug 18	$10,235	$10,537	$10,636
Aug 19	$11,152	$11,609	$11,717
Aug 20	$11,717	$12,360	$12,521
Aug 21	$11,759	$12,350	$12,673
Aug 22	$10,392	$10,928	$11,168
Aug 23	$10,244	$10,797	$11,086
Aug 24	$11,016	$11,585	$11,969
Aug 25	$11,288	$11,949	$12,392

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Investor Shares	2.47%	-0.74%	1.22%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%
Lipper Core Bond Funds Average	3.53%	-0.21%	2.17%

AssetsNet	$ 114,784,984
Holdings Count | Holding	172
Advisory Fees Paid, Amount	$ 232,868
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$114,784,984
Number of Portfolio Holdings	172
Net Investment Advisory Fees	$232,868
Portfolio Turnover Rate	24%

Holdings [Text Block]

Credit Rating

(as a % of Net Assets)

Value	Value
A	2.6%
AAA	2.7%
A+	2.8%
A-	4.5%
BBB+	5.0%
BBB	9.6%
AA+	17.3%
NR	22.2%
A-1+	30.8%
Other	2.2%

Portfolio Composition

(as a % of Net Assets)

Asset-Backed Securities	15.7%
Mortgage-Backed Securities	29.6%
Commercial Mortgage-Backed Securities	1.1%
Corporate Bonds	21.9%
Taxable Municipal Bonds	6.4%
U.S. Government Agency Securities	2.6%
U.S. Treasury Obligations	19.7%
Investment in Affiliates	2.7%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

U.S. Treasury Bonds	13.2%
U.S. Treasury Bonds	3.5%
U.S. Treasury Notes	2.0%
Sonic Capital LLC, Series 2020-1A, Class A2I	1.9%
Broadcom, Inc.	1.9%
Bank of America Corp.	1.7%
Fannie Mae REMIC, Series 2023-16, Class VE	1.5%
The University of Oklahoma Revenue, Series A	1.4%
HI-FI Music IP Issuer LP, Series 2022-1A, Class A2	1.3%
Flexential Issuer, Series 2021-1A, Class A2	1.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000041650
Shareholder Report [Line Items]
Fund Name	Government Securities Money Market Fund
Class Name	Administrative Shares
Trading Symbol	APCXX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Shares	$69	0.68%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

During the first quarter of 2025, we increased weighted average maturity to delay the effects of any additional Federal Reserve rate cuts. We have become increasingly confident the Fed will resume cutting interest rates in September and we have purchased agency discount notes at increasingly wider spreads to U.S. Treasuries to extend maturities.The Select shares of our Government Securities Money Market Fund were ranked #1 by Lipper for May and ranked #3 and #4 for the previous 3-month and 6-month periods, respectively. Our decision to extend was well timed. Our decision to let the portfolios shorten naturally has performed less well. Well-timed purchases of callable agency notes had the greatest positive impact on the money market portfolios. However, the muted market response to increased Treasury Bill issuance has slowed performance relative to peers. The Cavanal Hill Money Market Funds are positioned shorter than the money fund index averages, which will allow for greater flexibility in often exaggerated market expectations.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
Government Securities Money Market Fund (Administrative Shares)
Aug 15	$10,000
Aug 16	$10,001
Aug 17	$10,015
Aug 18	$10,106
Aug 19	$10,285
Aug 20	$10,349
Aug 21	$10,350
Aug 22	$10,379
Aug 23	$10,780
Aug 24	$11,297
Aug 25	$11,745

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Administrative Shares	3.96%	2.56%	1.62%

AssetsNet	$ 3,182,576,808
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 1,501,084
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$3,182,576,808
Number of Portfolio Holdings	46
Net Investment Advisory Fees	$1,501,084

Holdings [Text Block]

Credit Rating

(as a % of Net Assets)

Value	Value
AAA	5.3%
A-1+	93.2%

Portfolio Composition

(as a % of Net Assets)

U.S. Government Agency Securities	37.4%
U.S. Treasury Obligations	1.1%
Repurchase Agreements	54.7%
Investment Companies	5.3%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

Federal Farm Credit Banks Funding Corp.	3.1%
Federal Farm Credit Banks Funding Corp.	2.5%
Federal National Mortgage Association	1.9%
Federal Farm Credit Banks Funding Corp.	1.6%
Federal Farm Credit Banks Funding Corp.	1.6%
Federal Home Loan Banks	1.6%
Federal Farm Credit Banks Funding Corp.	1.6%
Federal Farm Credit Banks Funding Corp.	1.6%
Federal Home Loan Banks	1.6%
Federal Home Loan Banks	1.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000041649
Shareholder Report [Line Items]
Fund Name	Government Securities Money Market Fund
Class Name	Institutional Shares
Trading Symbol	APHXX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$27	0.26%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

During the first quarter of 2025, we increased weighted average maturity to delay the effects of any additional Federal Reserve rate cuts. We have become increasingly confident the Fed will resume cutting interest rates in September and we have purchased agency discount notes at increasingly wider spreads to U.S. Treasuries to extend maturities.The Select shares of our Government Securities Money Market Fund were ranked #1 by Lipper for May and ranked #3 and #4 for the previous 3-month and 6-month periods, respectively. Our decision to extend was well timed. Our decision to let the portfolios shorten naturally has performed less well. Well-timed purchases of callable agency notes had the greatest positive impact on the money market portfolios. However, the muted market response to increased Treasury Bill issuance has slowed performance relative to peers. The Cavanal Hill Money Market Funds are positioned shorter than the money fund index averages, which will allow for greater flexibility in often exaggerated market expectations.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
Government Securities Money Market Fund (Institutional Shares)
Aug 15	$10,000
Aug 16	$10,005
Aug 17	$10,042
Aug 18	$10,163
Aug 19	$10,372
Aug 20	$10,457
Aug 21	$10,458
Aug 22	$10,497
Aug 23	$10,936
Aug 24	$11,509
Aug 25	$12,015

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Institutional Shares	4.40%	2.82%	1.85%

AssetsNet	$ 3,182,576,808
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 1,501,084
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$3,182,576,808
Number of Portfolio Holdings	46
Net Investment Advisory Fees	$1,501,084

Holdings [Text Block]

Credit Rating

(as a % of Net Assets)

Value	Value
AAA	5.3%
A-1+	93.2%

Portfolio Composition

(as a % of Net Assets)

U.S. Government Agency Securities	37.4%
U.S. Treasury Obligations	1.1%
Repurchase Agreements	54.7%
Investment Companies	5.3%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

Federal Farm Credit Banks Funding Corp.	3.1%
Federal Farm Credit Banks Funding Corp.	2.5%
Federal National Mortgage Association	1.9%
Federal Farm Credit Banks Funding Corp.	1.6%
Federal Farm Credit Banks Funding Corp.	1.6%
Federal Home Loan Banks	1.6%
Federal Farm Credit Banks Funding Corp.	1.6%
Federal Farm Credit Banks Funding Corp.	1.6%
Federal Home Loan Banks	1.6%
Federal Home Loan Banks	1.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000073542
Shareholder Report [Line Items]
Fund Name	Government Securities Money Market Fund
Class Name	Premier Shares
Trading Symbol	APPXX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Shares	$69	0.68%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

During the first quarter of 2025, we increased weighted average maturity to delay the effects of any additional Federal Reserve rate cuts. We have become increasingly confident the Fed will resume cutting interest rates in September and we have purchased agency discount notes at increasingly wider spreads to U.S. Treasuries to extend maturities.The Select shares of our Government Securities Money Market Fund were ranked #1 by Lipper for May and ranked #3 and #4 for the previous 3-month and 6-month periods, respectively. Our decision to extend was well timed. Our decision to let the portfolios shorten naturally has performed less well. Well-timed purchases of callable agency notes had the greatest positive impact on the money market portfolios. However, the muted market response to increased Treasury Bill issuance has slowed performance relative to peers. The Cavanal Hill Money Market Funds are positioned shorter than the money fund index averages, which will allow for greater flexibility in often exaggerated market expectations.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
Government Securities Money Market Fund (Premier Shares)
Aug 15	$10,000
Aug 16	$10,007
Aug 17	$10,047
Aug 18	$10,171
Aug 19	$10,383
Aug 20	$10,471
Aug 21	$10,472
Aug 22	$10,512
Aug 23	$10,947
Aug 24	$11,472
Aug 25	$11,926

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Premier Shares	3.96%	2.64%	1.78%

AssetsNet	$ 3,182,576,808
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 1,501,084
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$3,182,576,808
Number of Portfolio Holdings	46
Net Investment Advisory Fees	$1,501,084

Holdings [Text Block]

Credit Rating

(as a % of Net Assets)

Value	Value
AAA	5.3%
A-1+	93.2%

Portfolio Composition

(as a % of Net Assets)

U.S. Government Agency Securities	37.4%
U.S. Treasury Obligations	1.1%
Repurchase Agreements	54.7%
Investment Companies	5.3%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

Federal Farm Credit Banks Funding Corp.	3.1%
Federal Farm Credit Banks Funding Corp.	2.5%
Federal National Mortgage Association	1.9%
Federal Farm Credit Banks Funding Corp.	1.6%
Federal Farm Credit Banks Funding Corp.	1.6%
Federal Home Loan Banks	1.6%
Federal Farm Credit Banks Funding Corp.	1.6%
Federal Farm Credit Banks Funding Corp.	1.6%
Federal Home Loan Banks	1.6%
Federal Home Loan Banks	1.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000041652
Shareholder Report [Line Items]
Fund Name	Government Securities Money Market Fund
Class Name	Select Shares
Trading Symbol	APSXX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Shares	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

During the first quarter of 2025, we increased weighted average maturity to delay the effects of any additional Federal Reserve rate cuts. We have become increasingly confident the Fed will resume cutting interest rates in September and we have purchased agency discount notes at increasingly wider spreads to U.S. Treasuries to extend maturities.The Select shares of our Government Securities Money Market Fund were ranked #1 by Lipper for May and ranked #3 and #4 for the previous 3-month and 6-month periods, respectively. Our decision to extend was well timed. Our decision to let the portfolios shorten naturally has performed less well. Well-timed purchases of callable agency notes had the greatest positive impact on the money market portfolios. However, the muted market response to increased Treasury Bill issuance has slowed performance relative to peers. The Cavanal Hill Money Market Funds are positioned shorter than the money fund index averages, which will allow for greater flexibility in often exaggerated market expectations.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
Government Securities Money Market Fund (Select Shares)
Sep 16	$10,000
Aug 17	$10,045
Aug 18	$10,173
Aug 19	$10,391
Aug 20	$10,484
Aug 21	$10,485
Aug 22	$10,527
Aug 23	$10,977
Aug 24	$11,561
Aug 25	$12,079

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Select Shares	4.48%	2.87%	2.13%

AssetsNet	$ 3,182,576,808
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 1,501,084
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$3,182,576,808
Number of Portfolio Holdings	46
Net Investment Advisory Fees	$1,501,084

Holdings [Text Block]

Credit Rating

(as a % of Net Assets)

Value	Value
AAA	5.3%
A-1+	93.2%

Portfolio Composition

(as a % of Net Assets)

U.S. Government Agency Securities	37.4%
U.S. Treasury Obligations	1.1%
Repurchase Agreements	54.7%
Investment Companies	5.3%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

Federal Farm Credit Banks Funding Corp.	3.1%
Federal Farm Credit Banks Funding Corp.	2.5%
Federal National Mortgage Association	1.9%
Federal Farm Credit Banks Funding Corp.	1.6%
Federal Farm Credit Banks Funding Corp.	1.6%
Federal Home Loan Banks	1.6%
Federal Farm Credit Banks Funding Corp.	1.6%
Federal Farm Credit Banks Funding Corp.	1.6%
Federal Home Loan Banks	1.6%
Federal Home Loan Banks	1.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000223873
Shareholder Report [Line Items]
Fund Name	Hedged Equity Income Fund
Class Name	A Shares
Trading Symbol	AALIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Shares	$145	1.35%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Our options overlay balances risk and reward. While the Fund’s put options protected downside during the volatile second quarter of 2025, our disciplined call writing helped preserve upside capture before and after that period. As a result, the Fund outperformed its benchmark by more than 700 basis points. The benchmark’s performance represents a strategy that rolls covered calls at every monthly option expiry date regardless of market environment. Had we followed a similar approach, we would have resulted in our writing calls near a market bottom ahead of a sharp rally. In contrast, we were more dynamic with our call writing; this added to relative performance in April as we captured upside during the market recovery. Performance benefited from stock picking in health care, financials, and industrials, while our overweight to health care and stock picking in materials and consumer discretionary detracted. We believe recession risks have diminished meaningfully, as reflected by earnings estimates that have risen in recent months. Potential risks such as labor market weakness and reaccelerating inflation have risen. As such, the Fund’s positioning reflects our near-term neutral-to-positive outlook.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
	Hedged Equity Income Fund (A Shares)	S&P 500® Index	CBOE S&P 500® BuyWrite Index
Dec 20	$10,000	$10,000	$10,000
Aug 21	$10,877	$12,227	$11,494
Aug 22	$10,170	$10,855	$10,735
Aug 23	$10,852	$12,585	$11,812
Aug 24	$11,977	$16,000	$13,413
Aug 25	$13,751	$18,541	$14,449

Average Annual Return [Table Text Block]
	1 Year	Since Inception
A Shares	14.81%	7.05%
S&P 500® Index	15.88%	14.12%
CBOE S&P 500® BuyWrite Index	7.72%	8.19%

AssetsNet	$ 29,022,289
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 96,448
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$29,022,289
Number of Portfolio Holdings	69
Net Investment Advisory Fees	$96,448
Portfolio Turnover Rate	18%

Holdings [Text Block]

Sector Allocation

(as a % of Net Assets)

Value	Value
Consumer Staples	2.7%
Utilities	3.0%
Real Estate	3.4%
Energy	3.5%
Communication Services	6.9%
Industrials	9.6%
Consumer Discretionary	9.7%
Health Care	10.3%
Financials	17.2%
Information Technology	30.7%
Other	3.2%

Portfolio Composition

(as a % of Net Assets)

Common Stocks	98.3%
Purchased Options	0.4%
Investment in Affiliates	1.9%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

Microsoft Corp.	7.0%
Broadcom, Inc.	5.7%
NVIDIA Corp.	5.1%
Apple, Inc.	4.6%
Morgan Stanley	4.5%
Amazon.com, Inc.	4.4%
Alphabet, Inc., Class C	4.1%
AbbVie, Inc.	3.7%
Phillips 66	3.5%
AstraZeneca PLC	3.3%

Material Fund Change [Text Block]

Material Fund Changes

Effective December 28, 2024, the Fund name was changed to the Hedged Equity Income Fund from Hedged Income Fund. The Fund's investment objectives and investment strategies were unchanged.

C000223874
Shareholder Report [Line Items]
Fund Name	Hedged Equity Income Fund
Class Name	Institutional Shares
Trading Symbol	AILIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$118	1.10%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Our options overlay balances risk and reward. While the Fund’s put options protected downside during the volatile second quarter of 2025, our disciplined call writing helped preserve upside capture before and after that period. As a result, the Fund outperformed its benchmark by more than 700 basis points. The benchmark’s performance represents a strategy that rolls covered calls at every monthly option expiry date regardless of market environment. Had we followed a similar approach, we would have resulted in our writing calls near a market bottom ahead of a sharp rally. In contrast, we were more dynamic with our call writing; this added to relative performance in April as we captured upside during the market recovery. Performance benefited from stock picking in health care, financials, and industrials, while our overweight to health care and stock picking in materials and consumer discretionary detracted. We believe recession risks have diminished meaningfully, as reflected by earnings estimates that have risen in recent months. Potential risks such as labor market weakness and reaccelerating inflation have risen. As such, the Fund’s positioning reflects our near-term neutral-to-positive outlook.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
	Hedged Equity Income Fund (Institutional Shares)	S&P 500® Index	CBOE S&P 500® BuyWrite Index
Dec 20	$10,000	$10,000	$10,000
Aug 21	$10,904	$12,227	$11,494
Aug 22	$10,216	$10,855	$10,735
Aug 23	$10,923	$12,585	$11,812
Aug 24	$12,106	$16,000	$13,413
Aug 25	$13,921	$18,541	$14,449

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Institutional Shares	15.00%	7.33%
S&P 500® Index	15.88%	14.12%
CBOE S&P 500® BuyWrite Index	7.72%	8.19%

AssetsNet	$ 29,022,289
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 96,448
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$29,022,289
Number of Portfolio Holdings	69
Net Investment Advisory Fees	$96,448
Portfolio Turnover Rate	18%

Holdings [Text Block]

Sector Allocation

(as a % of Net Assets)

Value	Value
Consumer Staples	2.7%
Utilities	3.0%
Real Estate	3.4%
Energy	3.5%
Communication Services	6.9%
Industrials	9.6%
Consumer Discretionary	9.7%
Health Care	10.3%
Financials	17.2%
Information Technology	30.7%
Other	3.2%

Portfolio Composition

(as a % of Net Assets)

Common Stocks	98.3%
Purchased Options	0.4%
Investment in Affiliates	1.9%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

Microsoft Corp.	7.0%
Broadcom, Inc.	5.7%
NVIDIA Corp.	5.1%
Apple, Inc.	4.6%
Morgan Stanley	4.5%
Amazon.com, Inc.	4.4%
Alphabet, Inc., Class C	4.1%
AbbVie, Inc.	3.7%
Phillips 66	3.5%
AstraZeneca PLC	3.3%

Material Fund Change [Text Block]

Material Fund Changes

Effective December 28, 2024, the Fund name was changed to the Hedged Equity Income Fund from Hedged Income Fund. The Fund's investment objectives and investment strategies were unchanged.

C000223872
Shareholder Report [Line Items]
Fund Name	Hedged Equity Income Fund
Class Name	Investor Shares
Trading Symbol	APLIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$145	1.35%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Our options overlay balances risk and reward. While the Fund’s put options protected downside during the volatile second quarter of 2025, our disciplined call writing helped preserve upside capture before and after that period. As a result, the Fund outperformed its benchmark by more than 700 basis points. The benchmark’s performance represents a strategy that rolls covered calls at every monthly option expiry date regardless of market environment. Had we followed a similar approach, we would have resulted in our writing calls near a market bottom ahead of a sharp rally. In contrast, we were more dynamic with our call writing; this added to relative performance in April as we captured upside during the market recovery. Performance benefited from stock picking in health care, financials, and industrials, while our overweight to health care and stock picking in materials and consumer discretionary detracted. We believe recession risks have diminished meaningfully, as reflected by earnings estimates that have risen in recent months. Potential risks such as labor market weakness and reaccelerating inflation have risen. As such, the Fund’s positioning reflects our near-term neutral-to-positive outlook.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
	Hedged Equity Income Fund (Investor Shares)	S&P 500® Index	CBOE S&P 500® BuyWrite Index
Dec 20	$10,000	$10,000	$10,000
Aug 21	$10,879	$12,227	$11,494
Aug 22	$10,176	$10,855	$10,735
Aug 23	$10,848	$12,585	$11,812
Aug 24	$11,993	$16,000	$13,413
Aug 25	$13,757	$18,541	$14,449

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Investor Shares	14.71%	7.06%
S&P 500® Index	15.88%	14.12%
CBOE S&P 500® BuyWrite Index	7.72%	8.19%

AssetsNet	$ 29,022,289
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 96,448
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$29,022,289
Number of Portfolio Holdings	69
Net Investment Advisory Fees	$96,448
Portfolio Turnover Rate	18%

Holdings [Text Block]

Sector Allocation

(as a % of Net Assets)

Value	Value
Consumer Staples	2.7%
Utilities	3.0%
Real Estate	3.4%
Energy	3.5%
Communication Services	6.9%
Industrials	9.6%
Consumer Discretionary	9.7%
Health Care	10.3%
Financials	17.2%
Information Technology	30.7%
Other	3.2%

Portfolio Composition

(as a % of Net Assets)

Common Stocks	98.3%
Purchased Options	0.4%
Investment in Affiliates	1.9%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

Microsoft Corp.	7.0%
Broadcom, Inc.	5.7%
NVIDIA Corp.	5.1%
Apple, Inc.	4.6%
Morgan Stanley	4.5%
Amazon.com, Inc.	4.4%
Alphabet, Inc., Class C	4.1%
AbbVie, Inc.	3.7%
Phillips 66	3.5%
AstraZeneca PLC	3.3%

Material Fund Change [Text Block]

Material Fund Changes

Effective December 28, 2024, the Fund name was changed to the Hedged Equity Income Fund from Hedged Income Fund. The Fund's investment objectives and investment strategies were unchanged.

C000102307
Shareholder Report [Line Items]
Fund Name	Limited Duration Fund
Class Name	A Shares
Trading Symbol	AASTX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Shares	$77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund maintained a relatively neutral duration, focusing instead on sector allocation and security selection. Our heavy overweight to asset-backed securities (ABS) had the largest effect on performance. Within ABS, we preferred more esoteric but less liquid securities. We funded our overweight to ABS via a large underweight to Treasuries. The Fund underperformed its benchmark. Generally, the large overweight to ABS was a positive. Our underweight to Treasuries, which underperformed most credit-based sectors, added to performance. However, a single ABS security declined significantly in price and was the primary reason for our underperformance. We continue to have a favorable outlook for U.S. economic performance. We will therefore maintain an overweight to credit-based sectors. Spreads have tightened and valuations are not attractive. However, without an unexpected shock, it is difficult to envision a significant spread-widening event in the near term. These valuations could persist.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
	Limited Duration Fund (A Shares)	Bloomberg U.S. Aggregate Bond Index	ICE BofA ML 1-5 Year US Corporate/Government Index
Aug 15	$10,000	$10,000	$10,000
Aug 16	$10,123	$10,597	$10,243
Aug 17	$10,267	$10,649	$10,339
Aug 18	$10,281	$10,537	$10,300
Aug 19	$10,751	$11,609	$10,916
Aug 20	$11,151	$12,360	$11,425
Aug 21	$11,197	$12,350	$11,476
Aug 22	$10,567	$10,928	$10,808
Aug 23	$10,686	$10,797	$10,938
Aug 24	$11,505	$11,585	$11,672
Aug 25	$11,966	$11,949	$12,234

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
A Shares	4.01%	1.42%	1.81%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%
ICE BofA ML 1-5 Year US Corporate/Government Index	4.82%	1.38%	2.04%

AssetsNet	$ 28,402,034
Holdings Count | Holding	238
Advisory Fees Paid, Amount	$ (99,696)
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$28,402,034
Number of Portfolio Holdings	238
Net Investment Advisory Fees	$(99,696)
Portfolio Turnover Rate	6%

Holdings [Text Block]

Credit Rating

(as a % of Net Assets)

Value	Value
BBB+	2.6%
A	2.8%
BBB-	7.8%
BBB	10.4%
AA+	12.4%
A-1+	17.4%
NR	41.4%
Other	4.4%

Portfolio Composition

(as a % of Net Assets)

Asset-Backed Securities	32.2%
Mortgage-Backed Securities	26.5%
Commercial Mortgage-Backed Securities	0.1%
Corporate Bonds	16.7%
Taxable Municipal Bonds	0.3%
U.S. Government Agency Securities	5.0%
U.S. Treasury Obligations	8.5%
Investment in Affiliates	9.9%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

U.S. Treasury Notes	4.0%
Flexential Issuer, Series 2021-1A, Class A2	3.7%
The Western Union Co.	3.5%
U.S. Treasury Notes	3.1%
Goodgreen Trust, Series 2020-1A, Class A	2.8%
Truist Financial Corp., Series N	2.8%
The Charles Schwab Corp., Series I	2.8%
Sonic Capital LLC, Series 2021-1A, Class A2I	2.5%
Taco Bell Funding LLC, Series 2016-1A, Class A23	2.3%
CWABS Asset-Backed Certificates Trust, Series 2007-4, Class A4W	2.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000024286
Shareholder Report [Line Items]
Fund Name	Limited Duration Fund
Class Name	Institutional Shares
Trading Symbol	AISTX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund maintained a relatively neutral duration, focusing instead on sector allocation and security selection. Our heavy overweight to asset-backed securities (ABS) had the largest effect on performance. Within ABS, we preferred more esoteric but less liquid securities. We funded our overweight to ABS via a large underweight to Treasuries. The Fund underperformed its benchmark. Generally, the large overweight to ABS was a positive. Our underweight to Treasuries, which underperformed most credit-based sectors, added to performance. However, a single ABS security declined significantly in price and was the primary reason for our underperformance. We continue to have a favorable outlook for U.S. economic performance. We will therefore maintain an overweight to credit-based sectors. Spreads have tightened and valuations are not attractive. However, without an unexpected shock, it is difficult to envision a significant spread-widening event in the near term. These valuations could persist.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
	Limited Duration Fund (Institutional Shares)	Bloomberg U.S. Aggregate Bond Index	ICE BofA ML 1-5 Year US Corporate/Government Index
Aug 15	$10,000	$10,000	$10,000
Aug 16	$10,148	$10,597	$10,243
Aug 17	$10,319	$10,649	$10,339
Aug 18	$10,358	$10,537	$10,300
Aug 19	$10,870	$11,609	$10,916
Aug 20	$11,291	$12,360	$11,425
Aug 21	$11,364	$12,350	$11,476
Aug 22	$10,738	$10,928	$10,808
Aug 23	$10,906	$10,797	$10,938
Aug 24	$11,781	$11,585	$11,672
Aug 25	$12,284	$11,949	$12,234

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Institutional Shares	4.27%	1.70%	2.08%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%
ICE BofA ML 1-5 Year US Corporate/Government Index	4.82%	1.38%	2.04%

AssetsNet	$ 28,402,034
Holdings Count | Holding	238
Advisory Fees Paid, Amount	$ (99,696)
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$28,402,034
Number of Portfolio Holdings	238
Net Investment Advisory Fees	$(99,696)
Portfolio Turnover Rate	6%

Holdings [Text Block]

Credit Rating

(as a % of Net Assets)

Value	Value
BBB+	2.6%
A	2.8%
BBB-	7.8%
BBB	10.4%
AA+	12.4%
A-1+	17.4%
NR	41.4%
Other	4.4%

Portfolio Composition

(as a % of Net Assets)

Asset-Backed Securities	32.2%
Mortgage-Backed Securities	26.5%
Commercial Mortgage-Backed Securities	0.1%
Corporate Bonds	16.7%
Taxable Municipal Bonds	0.3%
U.S. Government Agency Securities	5.0%
U.S. Treasury Obligations	8.5%
Investment in Affiliates	9.9%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

U.S. Treasury Notes	4.0%
Flexential Issuer, Series 2021-1A, Class A2	3.7%
The Western Union Co.	3.5%
U.S. Treasury Notes	3.1%
Goodgreen Trust, Series 2020-1A, Class A	2.8%
Truist Financial Corp., Series N	2.8%
The Charles Schwab Corp., Series I	2.8%
Sonic Capital LLC, Series 2021-1A, Class A2I	2.5%
Taco Bell Funding LLC, Series 2016-1A, Class A23	2.3%
CWABS Asset-Backed Certificates Trust, Series 2007-4, Class A4W	2.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000024285
Shareholder Report [Line Items]
Fund Name	Limited Duration Fund
Class Name	Investor Shares
Trading Symbol	APSTX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund maintained a relatively neutral duration, focusing instead on sector allocation and security selection. Our heavy overweight to asset-backed securities (ABS) had the largest effect on performance. Within ABS, we preferred more esoteric but less liquid securities. We funded our overweight to ABS via a large underweight to Treasuries. The Fund underperformed its benchmark. Generally, the large overweight to ABS was a positive. Our underweight to Treasuries, which underperformed most credit-based sectors, added to performance. However, a single ABS security declined significantly in price and was the primary reason for our underperformance. We continue to have a favorable outlook for U.S. economic performance. We will therefore maintain an overweight to credit-based sectors. Spreads have tightened and valuations are not attractive. However, without an unexpected shock, it is difficult to envision a significant spread-widening event in the near term. These valuations could persist.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
	Limited Duration Fund (Investor Shares)	Bloomberg U.S. Aggregate Bond Index	ICE BofA ML 1-5 Year US Corporate/Government Index
Aug 15	$10,000	$10,000	$10,000
Aug 16	$10,119	$10,597	$10,243
Aug 17	$10,257	$10,649	$10,339
Aug 18	$10,264	$10,537	$10,300
Aug 19	$10,732	$11,609	$10,916
Aug 20	$11,120	$12,360	$11,425
Aug 21	$11,178	$12,350	$11,476
Aug 22	$10,539	$10,928	$10,808
Aug 23	$10,679	$10,797	$10,938
Aug 24	$11,507	$11,585	$11,672
Aug 25	$11,969	$11,949	$12,234

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Investor Shares	4.01%	1.48%	1.81%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%
ICE BofA ML 1-5 Year US Corporate/Government Index	4.82%	1.38%	2.04%

AssetsNet	$ 28,402,034
Holdings Count | Holding	238
Advisory Fees Paid, Amount	$ (99,696)
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$28,402,034
Number of Portfolio Holdings	238
Net Investment Advisory Fees	$(99,696)
Portfolio Turnover Rate	6%

Holdings [Text Block]

Credit Rating

(as a % of Net Assets)

Value	Value
BBB+	2.6%
A	2.8%
BBB-	7.8%
BBB	10.4%
AA+	12.4%
A-1+	17.4%
NR	41.4%
Other	4.4%

Portfolio Composition

(as a % of Net Assets)

Asset-Backed Securities	32.2%
Mortgage-Backed Securities	26.5%
Commercial Mortgage-Backed Securities	0.1%
Corporate Bonds	16.7%
Taxable Municipal Bonds	0.3%
U.S. Government Agency Securities	5.0%
U.S. Treasury Obligations	8.5%
Investment in Affiliates	9.9%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

U.S. Treasury Notes	4.0%
Flexential Issuer, Series 2021-1A, Class A2	3.7%
The Western Union Co.	3.5%
U.S. Treasury Notes	3.1%
Goodgreen Trust, Series 2020-1A, Class A	2.8%
Truist Financial Corp., Series N	2.8%
The Charles Schwab Corp., Series I	2.8%
Sonic Capital LLC, Series 2021-1A, Class A2I	2.5%
Taco Bell Funding LLC, Series 2016-1A, Class A23	2.3%
CWABS Asset-Backed Certificates Trust, Series 2007-4, Class A4W	2.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000196700
Shareholder Report [Line Items]
Fund Name	Strategic Enhanced Yield Fund
Class Name	A Shares
Trading Symbol	AAENX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Shares	$103	1.01%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund maintained a shorter duration bias versus the benchmark. We were overweight the front end of the yield curve and underweight the long end of the curve as we expected the U.S. yield curve to steepen. We continue to be overweight short maturity U.S. high yield and emerging market debt. As credit spreads tightened over the past 12 months, we increased our allocation to agency mortgage-backed securities (MBS) by reducing our exposure to U.S. investment grade. For the 12 months that ended August 31, 2025, the Fund outperformed its index by 50 basis points. Outperformance was driven by our overweight to yield-enhancing sectors. Our overweight to MBS contributed to performance. Yield curve positioning that favored a steepening trade drove positive relative performance. We maintained a longer duration bias in our Treasury sector. This positioning was a drag on performance as longer Treasury bonds underperformed. Markets are pricing a Federal Reserve rate cutting cycle from September into next year. We remain underweight in long-duration credit exposure. We are positioned for a steepening of the U.S. Treasury yield curve.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
	Strategic Enhanced Yield Fund (A Shares)	Bloomberg U.S. Aggregate Bond Index	Lipper Multi-Sector Income Funds Average
Dec 17	$10,000	$10,000	$10,000
Aug 18	$10,160	$9,941	$10,003
Aug 19	$11,079	$10,953	$10,665
Aug 20	$11,568	$11,662	$11,111
Aug 21	$11,602	$11,652	$11,903
Aug 22	$10,453	$10,310	$10,715
Aug 23	$10,175	$10,187	$10,930
Aug 24	$11,181	$10,930	$12,020
Aug 25	$11,582	$11,273	$12,756

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
A Shares	3.59%	0.03%	1.93%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.57%
Lipper Multi-Sector Income Funds Average	6.12%	2.80%	3.22%

AssetsNet	$ 21,172,965
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ (43,016)
InvestmentCompanyPortfolioTurnover	112.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$21,172,965
Number of Portfolio Holdings	101
Net Investment Advisory Fees	$(43,016)
Portfolio Turnover Rate	112%

Holdings [Text Block]

Credit Rating

(as a % of Net Assets)

Value	Value
BBB-	2.2%
BB-	3.1%
BB+	3.5%
BBB	5.1%
AA+	5.4%
BB	5.7%
NR	8.5%
A-1+	59.5%
Other	5.7%

Portfolio Composition

(as a % of Net Assets)

Mortgage-Backed Securities	40.8%
Corporate Bonds	13.1%
U.S. Government Agency Securities	2.1%
U.S. Treasury Obligations	23.8%
Yankee Debt Obligations	16.5%
Investment in Affiliates	0.7%
Foreign Bond	1.7%

Country Diversification

(as a % of Net Assets)

Value	Value
Other	6.7%
Canada	1.0%
Netherlands	1.0%
Germany	1.7%
Luxembourg	2.3%
Mexico	5.5%
United States	80.5%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

U.S. Treasury Notes	7.1%
U.S. Treasury Notes	3.9%
U.S. Treasury Bonds	2.3%
Fannie Mae	2.3%
Freddie Mac	2.2%
Fannie Mae	2.2%
U.S. Treasury Bonds	2.0%
Fannie Mae	1.9%
Fannie Mae	1.8%
U.S. Treasury Bonds	1.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000196701
Shareholder Report [Line Items]
Fund Name	Strategic Enhanced Yield Fund
Class Name	Institutional Shares
Trading Symbol	AIENX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$77	0.76%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund maintained a shorter duration bias versus the benchmark. We were overweight the front end of the yield curve and underweight the long end of the curve as we expected the U.S. yield curve to steepen. We continue to be overweight short maturity U.S. high yield and emerging market debt. As credit spreads tightened over the past 12 months, we increased our allocation to agency mortgage-backed securities (MBS) by reducing our exposure to U.S. investment grade. For the 12 months that ended August 31, 2025, the Fund outperformed its index by 50 basis points. Outperformance was driven by our overweight to yield-enhancing sectors. Our overweight to MBS contributed to performance. Yield curve positioning that favored a steepening trade drove positive relative performance. We maintained a longer duration bias in our Treasury sector. This positioning was a drag on performance as longer Treasury bonds underperformed. Markets are pricing a Federal Reserve rate cutting cycle from September into next year. We remain underweight in long-duration credit exposure. We are positioned for a steepening of the U.S. Treasury yield curve.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
	Strategic Enhanced Yield Fund (Institutional Shares)	Bloomberg U.S. Aggregate Bond Index	Lipper Multi-Sector Income Funds Average
Dec 17	$10,000	$10,000	$10,000
Aug 18	$10,187	$9,941	$10,003
Aug 19	$11,126	$10,953	$10,665
Aug 20	$11,645	$11,662	$11,111
Aug 21	$11,709	$11,652	$11,903
Aug 22	$10,564	$10,310	$10,715
Aug 23	$10,320	$10,187	$10,930
Aug 24	$11,369	$10,930	$12,020
Aug 25	$11,806	$11,273	$12,756

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Institutional Shares	3.85%	0.27%	2.19%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.57%
Lipper Multi-Sector Income Funds Average	6.12%	2.80%	3.22%

AssetsNet	$ 21,172,965
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ (43,016)
InvestmentCompanyPortfolioTurnover	112.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$21,172,965
Number of Portfolio Holdings	101
Net Investment Advisory Fees	$(43,016)
Portfolio Turnover Rate	112%

Holdings [Text Block]

Credit Rating

(as a % of Net Assets)

Value	Value
BBB-	2.2%
BB-	3.1%
BB+	3.5%
BBB	5.1%
AA+	5.4%
BB	5.7%
NR	8.5%
A-1+	59.5%
Other	5.7%

Portfolio Composition

(as a % of Net Assets)

Mortgage-Backed Securities	40.8%
Corporate Bonds	13.1%
U.S. Government Agency Securities	2.1%
U.S. Treasury Obligations	23.8%
Yankee Debt Obligations	16.5%
Investment in Affiliates	0.7%
Foreign Bond	1.7%

Country Diversification

(as a % of Net Assets)

Value	Value
Other	6.7%
Canada	1.0%
Netherlands	1.0%
Germany	1.7%
Luxembourg	2.3%
Mexico	5.5%
United States	80.5%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

U.S. Treasury Notes	7.1%
U.S. Treasury Notes	3.9%
U.S. Treasury Bonds	2.3%
Fannie Mae	2.3%
Freddie Mac	2.2%
Fannie Mae	2.2%
U.S. Treasury Bonds	2.0%
Fannie Mae	1.9%
Fannie Mae	1.8%
U.S. Treasury Bonds	1.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000196702
Shareholder Report [Line Items]
Fund Name	Strategic Enhanced Yield Fund
Class Name	Investor Shares
Trading Symbol	APENX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$103	1.01%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund maintained a shorter duration bias versus the benchmark. We were overweight the front end of the yield curve and underweight the long end of the curve as we expected the U.S. yield curve to steepen. We continue to be overweight short maturity U.S. high yield and emerging market debt. As credit spreads tightened over the past 12 months, we increased our allocation to agency mortgage-backed securities (MBS) by reducing our exposure to U.S. investment grade. For the 12 months that ended August 31, 2025, the Fund outperformed its index by 50 basis points. Outperformance was driven by our overweight to yield-enhancing sectors. Our overweight to MBS contributed to performance. Yield curve positioning that favored a steepening trade drove positive relative performance. We maintained a longer duration bias in our Treasury sector. This positioning was a drag on performance as longer Treasury bonds underperformed. Markets are pricing a Federal Reserve rate cutting cycle from September into next year. We remain underweight in long-duration credit exposure. We are positioned for a steepening of the U.S. Treasury yield curve.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
	Strategic Enhanced Yield Fund (Investor Shares)	Bloomberg U.S. Aggregate Bond Index	Lipper Multi-Sector Income Funds Average
Dec 17	$10,000	$10,000	$10,000
Aug 18	$10,205	$9,941	$10,003
Aug 19	$11,120	$10,953	$10,665
Aug 20	$11,617	$11,662	$11,111
Aug 21	$11,643	$11,652	$11,903
Aug 22	$10,487	$10,310	$10,715
Aug 23	$10,204	$10,187	$10,930
Aug 24	$11,219	$10,930	$12,020
Aug 25	$11,622	$11,273	$12,756

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Investor Shares	3.59%	0.01%	1.98%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.57%
Lipper Multi-Sector Income Funds Average	6.12%	2.80%	3.22%

AssetsNet	$ 21,172,965
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ (43,016)
InvestmentCompanyPortfolioTurnover	112.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$21,172,965
Number of Portfolio Holdings	101
Net Investment Advisory Fees	$(43,016)
Portfolio Turnover Rate	112%

Holdings [Text Block]

Credit Rating

(as a % of Net Assets)

Value	Value
BBB-	2.2%
BB-	3.1%
BB+	3.5%
BBB	5.1%
AA+	5.4%
BB	5.7%
NR	8.5%
A-1+	59.5%
Other	5.7%

Portfolio Composition

(as a % of Net Assets)

Mortgage-Backed Securities	40.8%
Corporate Bonds	13.1%
U.S. Government Agency Securities	2.1%
U.S. Treasury Obligations	23.8%
Yankee Debt Obligations	16.5%
Investment in Affiliates	0.7%
Foreign Bond	1.7%

Country Diversification

(as a % of Net Assets)

Value	Value
Other	6.7%
Canada	1.0%
Netherlands	1.0%
Germany	1.7%
Luxembourg	2.3%
Mexico	5.5%
United States	80.5%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

U.S. Treasury Notes	7.1%
U.S. Treasury Notes	3.9%
U.S. Treasury Bonds	2.3%
Fannie Mae	2.3%
Freddie Mac	2.2%
Fannie Mae	2.2%
U.S. Treasury Bonds	2.0%
Fannie Mae	1.9%
Fannie Mae	1.8%
U.S. Treasury Bonds	1.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000041646
Shareholder Report [Line Items]
Fund Name	U.S. Treasury Fund
Class Name	Administrative Shares
Trading Symbol	APGXX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Shares	$67	0.66%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

During the first quarter of 2025, we increased weighted average maturity to delay the effects of any additional Federal Reserve rate cuts. We have become increasingly confident the Fed will resume cutting interest rates in September and we have purchased U.S. Treasury securities of longer maturities. The Select shares of our U.S. Treasury Money Market Fund were ranked in the top 36% by Lipper for the year and ranked in the top 18% and top 24% for the previous 1-month and 3-month periods, respectively. Our decision to extend was well timed. Our decision to let the portfolios shorten naturally has performed less well. Well-timed purchases of Treasury securities had the greatest positive impact on the portfolios. However, the muted market response to increased Treasury Bill issuance has slowed performance relative to peers. The Cavanal Hill Money Market Funds are positioned shorter than the money fund index averages, which will allow for greater flexibility in often exaggerated market expectations.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
U.S. Treasury Fund (Administrative Shares)
Aug 15	$10,000
Aug 16	$10,001
Aug 17	$10,009
Aug 18	$10,088
Aug 19	$10,253
Aug 20	$10,309
Aug 21	$10,309
Aug 22	$10,331
Aug 23	$10,714
Aug 24	$11,229
Aug 25	$11,668

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Administrative Shares	3.91%	2.51%	1.55%

AssetsNet	$ 1,879,230,097
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 883,013
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,879,230,097
Number of Portfolio Holdings	27
Net Investment Advisory Fees	$883,013

Holdings [Text Block]

Credit Rating

(as a % of Net Assets)

Value	Value
AAA	9.4%
A-1+	89.0%

Portfolio Composition

(as a % of Net Assets)

U.S. Treasury Obligations	25.1%
Repurchase Agreements	63.9%
Investment Companies	9.4%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

U.S. Treasury Bills	2.7%
U.S. Treasury Bills	2.7%
U.S. Treasury Notes	2.6%
U.S. Treasury Notes	2.6%
U.S. Treasury Bills	2.6%
U.S. Treasury Bills	1.3%
U.S. Treasury Bills	1.2%
U.S. Treasury Notes	1.2%
U.S. Treasury Bills	1.2%
U.S. Treasury Bills	1.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000041645
Shareholder Report [Line Items]
Fund Name	U.S. Treasury Fund
Class Name	Institutional Shares
Trading Symbol	APKXX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

During the first quarter of 2025, we increased weighted average maturity to delay the effects of any additional Federal Reserve rate cuts. We have become increasingly confident the Fed will resume cutting interest rates in September and we have purchased U.S. Treasury securities of longer maturities. The Select shares of our U.S. Treasury Money Market Fund were ranked in the top 36% by Lipper for the year and ranked in the top 18% and top 24% for the previous 1-month and 3-month periods, respectively. Our decision to extend was well timed. Our decision to let the portfolios shorten naturally has performed less well. Well-timed purchases of Treasury securities had the greatest positive impact on the portfolios. However, the muted market response to increased Treasury Bill issuance has slowed performance relative to peers. The Cavanal Hill Money Market Funds are positioned shorter than the money fund index averages, which will allow for greater flexibility in often exaggerated market expectations.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
U.S. Treasury Fund (Institutional Shares)
Aug 15	$10,000
Aug 16	$10,003
Aug 17	$10,038
Aug 18	$10,160
Aug 19	$10,369
Aug 20	$10,452
Aug 21	$10,453
Aug 22	$10,488
Aug 23	$10,923
Aug 24	$11,496
Aug 25	$11,996

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Institutional Shares	4.34%	2.79%	1.84%

AssetsNet	$ 1,879,230,097
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 883,013
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,879,230,097
Number of Portfolio Holdings	27
Net Investment Advisory Fees	$883,013

Holdings [Text Block]

Credit Rating

(as a % of Net Assets)

Value	Value
AAA	9.4%
A-1+	89.0%

Portfolio Composition

(as a % of Net Assets)

U.S. Treasury Obligations	25.1%
Repurchase Agreements	63.9%
Investment Companies	9.4%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

U.S. Treasury Bills	2.7%
U.S. Treasury Bills	2.7%
U.S. Treasury Notes	2.6%
U.S. Treasury Notes	2.6%
U.S. Treasury Bills	2.6%
U.S. Treasury Bills	1.3%
U.S. Treasury Bills	1.2%
U.S. Treasury Notes	1.2%
U.S. Treasury Bills	1.2%
U.S. Treasury Bills	1.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000041648
Shareholder Report [Line Items]
Fund Name	U.S. Treasury Fund
Class Name	Select Shares
Trading Symbol	APNXX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Shares	$16	0.16%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

During the first quarter of 2025, we increased weighted average maturity to delay the effects of any additional Federal Reserve rate cuts. We have become increasingly confident the Fed will resume cutting interest rates in September and we have purchased U.S. Treasury securities of longer maturities. The Select shares of our U.S. Treasury Money Market Fund were ranked in the top 36% by Lipper for the year and ranked in the top 18% and top 24% for the previous 1-month and 3-month periods, respectively. Our decision to extend was well timed. Our decision to let the portfolios shorten naturally has performed less well. Well-timed purchases of Treasury securities had the greatest positive impact on the portfolios. However, the muted market response to increased Treasury Bill issuance has slowed performance relative to peers. The Cavanal Hill Money Market Funds are positioned shorter than the money fund index averages, which will allow for greater flexibility in often exaggerated market expectations.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
U.S. Treasury Fund (Select Shares)
Dec 17	$10,000
Aug 18	$10,099
Aug 19	$10,315
Aug 20	$10,406
Aug 21	$10,406
Aug 22	$10,445
Aug 23	$10,887
Aug 24	$11,467
Aug 25	$11,975

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Select Shares	4.43%	2.85%	2.38%

AssetsNet	$ 1,879,230,097
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 883,013
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,879,230,097
Number of Portfolio Holdings	27
Net Investment Advisory Fees	$883,013

Holdings [Text Block]

Credit Rating

(as a % of Net Assets)

Value	Value
AAA	9.4%
A-1+	89.0%

Portfolio Composition

(as a % of Net Assets)

U.S. Treasury Obligations	25.1%
Repurchase Agreements	63.9%
Investment Companies	9.4%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

U.S. Treasury Bills	2.7%
U.S. Treasury Bills	2.7%
U.S. Treasury Notes	2.6%
U.S. Treasury Notes	2.6%
U.S. Treasury Bills	2.6%
U.S. Treasury Bills	1.3%
U.S. Treasury Bills	1.2%
U.S. Treasury Notes	1.2%
U.S. Treasury Bills	1.2%
U.S. Treasury Bills	1.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000196703
Shareholder Report [Line Items]
Fund Name	Ultra Short Tax-Free Income Fund
Class Name	A Shares
Trading Symbol	AAUSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Shares	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Ultra Short Tax-Free Income Fund looked for opportunities to lock in attractive yields in the fixed rate market while maintaining a core position of variable rate demand notes (VRDNs). While both the fixed and variable rate sectors of the short end of the municipal market experienced volatility during the period, the overall strategy of targeting a shorter duration proved ineffective given that rates declined during the period. The Fund underperformed its benchmark for the period ended August 31, 2025, primarily due to its shorter duration. Short-term municipal market volatility was especially true for VRDN rates. But despite several swings of more than 100 basis points (1.00%) for the SIFMA Index, it averaged 2.84% for the period and helped the Fund maintain an attractive tax-equivalent yield. Now that the Federal Reserve has indicated that it will resume lowering the overnight lending rate, the Fund will look to extend its duration via purchases in the fixed rate market. We plan to continue to maintain a core position of VRDNs as they provide liquidity as well as attractive rates as a result of supply/demand imbalances.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
	Ultra Short Tax-Free Income Fund (A Shares)	Bloomberg Municipal Bond Index	Bloomberg 1-Year Municipal Bond Index
Dec 17	$10,000	$10,000	$10,000
Aug 18	$10,010	$10,064	$10,109
Aug 19	$10,046	$10,942	$10,378
Aug 20	$10,111	$11,296	$10,580
Aug 21	$10,081	$11,680	$10,646
Aug 22	$9,995	$10,671	$10,477
Aug 23	$10,232	$10,853	$10,669
Aug 24	$10,573	$11,514	$11,117
Aug 25	$10,866	$11,523	$11,480

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
A Shares	2.77%	1.45%	1.09%
Bloomberg Municipal Bond Index	0.08%	0.40%	1.86%
Bloomberg 1-Year Municipal Bond Index	3.26%	1.65%	1.81%

AssetsNet	$ 12,386,971
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ (130,410)
InvestmentCompanyPortfolioTurnover	173.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$12,386,971
Number of Portfolio Holdings	32
Net Investment Advisory Fees	$(130,410)
Portfolio Turnover Rate	173%

Holdings [Text Block]

Credit Rating

(as a % of Net Assets)

Value	Value
AA+	2.5%
A+	4.1%
A-1	7.3%
AA	10.7%
SP-1	20.6%
A-1+	11.5%
NR	42.2%

Portfolio Composition

(as a % of Net Assets)

Municipal Bonds	98.8%
Investment in Affiliates	0.1%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

Metropolitan Washington Airports Authority Aviation Revenue, Series D-1	4.3%
County of Belmont OH, GO	4.1%
City of Richmond Heights OH, GO	4.1%
Saxe Gotha-Lexington Public Facilities Corp. Revenue	4.1%
City of Fairview Park OH, GO	4.1%
Oklahoma County Finance Authority Revenue	4.1%
City of Colorado Springs CO Utilities System Revenue, Series C	3.8%
County of Lake OH, GO	3.8%
City of Huber Heights OH, GO	3.7%
City of Austin TX Revenue, Series B	3.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000196704
Shareholder Report [Line Items]
Fund Name	Ultra Short Tax-Free Income Fund
Class Name	Institutional Shares
Trading Symbol	AIUSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Ultra Short Tax-Free Income Fund looked for opportunities to lock in attractive yields in the fixed rate market while maintaining a core position of variable rate demand notes (VRDNs). While both the fixed and variable rate sectors of the short end of the municipal market experienced volatility during the period, the overall strategy of targeting a shorter duration proved ineffective given that rates declined during the period. The Fund underperformed its benchmark for the period ended August 31, 2025, primarily due to its shorter duration. Short-term municipal market volatility was especially true for VRDN rates. But despite several swings of more than 100 basis points (1.00%) for the SIFMA Index, it averaged 2.84% for the period and helped the Fund maintain an attractive tax-equivalent yield. Now that the Federal Reserve has indicated that it will resume lowering the overnight lending rate, the Fund will look to extend its duration via purchases in the fixed rate market. We plan to continue to maintain a core position of VRDNs as they provide liquidity as well as attractive rates as a result of supply/demand imbalances.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
	Ultra Short Tax-Free Income Fund (Institutional Shares)	Bloomberg Municipal Bond Index	Bloomberg 1-Year Municipal Bond Index
Dec 17	$10,000	$10,000	$10,000
Aug 18	$10,065	$10,064	$10,109
Aug 19	$10,217	$10,942	$10,378
Aug 20	$10,307	$11,296	$10,580
Aug 21	$10,308	$11,680	$10,646
Aug 22	$10,231	$10,671	$10,477
Aug 23	$10,500	$10,853	$10,669
Aug 24	$10,876	$11,514	$11,117
Aug 25	$11,206	$11,523	$11,480

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Institutional Shares	3.03%	1.69%	1.49%
Bloomberg Municipal Bond Index	0.08%	0.40%	1.86%
Bloomberg 1-Year Municipal Bond Index	3.26%	1.65%	1.81%

AssetsNet	$ 12,386,971
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ (130,410)
InvestmentCompanyPortfolioTurnover	173.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$12,386,971
Number of Portfolio Holdings	32
Net Investment Advisory Fees	$(130,410)
Portfolio Turnover Rate	173%

Holdings [Text Block]

Credit Rating

(as a % of Net Assets)

Value	Value
AA+	2.5%
A+	4.1%
A-1	7.3%
AA	10.7%
SP-1	20.6%
A-1+	11.5%
NR	42.2%

Portfolio Composition

(as a % of Net Assets)

Municipal Bonds	98.8%
Investment in Affiliates	0.1%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

Metropolitan Washington Airports Authority Aviation Revenue, Series D-1	4.3%
County of Belmont OH, GO	4.1%
City of Richmond Heights OH, GO	4.1%
Saxe Gotha-Lexington Public Facilities Corp. Revenue	4.1%
City of Fairview Park OH, GO	4.1%
Oklahoma County Finance Authority Revenue	4.1%
City of Colorado Springs CO Utilities System Revenue, Series C	3.8%
County of Lake OH, GO	3.8%
City of Huber Heights OH, GO	3.7%
City of Austin TX Revenue, Series B	3.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000196705
Shareholder Report [Line Items]
Fund Name	Ultra Short Tax-Free Income Fund
Class Name	Investor Shares
Trading Symbol	APUSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Ultra Short Tax-Free Income Fund looked for opportunities to lock in attractive yields in the fixed rate market while maintaining a core position of variable rate demand notes (VRDNs). While both the fixed and variable rate sectors of the short end of the municipal market experienced volatility during the period, the overall strategy of targeting a shorter duration proved ineffective given that rates declined during the period. The Fund underperformed its benchmark for the period ended August 31, 2025, primarily due to its shorter duration. Short-term municipal market volatility was especially true for VRDN rates. But despite several swings of more than 100 basis points (1.00%) for the SIFMA Index, it averaged 2.84% for the period and helped the Fund maintain an attractive tax-equivalent yield. Now that the Federal Reserve has indicated that it will resume lowering the overnight lending rate, the Fund will look to extend its duration via purchases in the fixed rate market. We plan to continue to maintain a core position of VRDNs as they provide liquidity as well as attractive rates as a result of supply/demand imbalances.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
	Ultra Short Tax-Free Income Fund (Investor Shares)	Bloomberg Municipal Bond Index	Bloomberg 1-Year Municipal Bond Index
Dec 17	$10,000	$10,000	$10,000
Aug 18	$10,014	$10,064	$10,109
Aug 19	$10,150	$10,942	$10,378
Aug 20	$10,215	$11,296	$10,580
Aug 21	$10,185	$11,680	$10,646
Aug 22	$10,088	$10,671	$10,477
Aug 23	$10,327	$10,853	$10,669
Aug 24	$10,675	$11,514	$11,117
Aug 25	$10,989	$11,523	$11,480

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Investor Shares	2.94%	1.47%	1.24%
Bloomberg Municipal Bond Index	0.08%	0.40%	1.86%
Bloomberg 1-Year Municipal Bond Index	3.26%	1.65%	1.81%

AssetsNet	$ 12,386,971
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ (130,410)
InvestmentCompanyPortfolioTurnover	173.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$12,386,971
Number of Portfolio Holdings	32
Net Investment Advisory Fees	$(130,410)
Portfolio Turnover Rate	173%

Holdings [Text Block]

Credit Rating

(as a % of Net Assets)

Value	Value
AA+	2.5%
A+	4.1%
A-1	7.3%
AA	10.7%
SP-1	20.6%
A-1+	11.5%
NR	42.2%

Portfolio Composition

(as a % of Net Assets)

Municipal Bonds	98.8%
Investment in Affiliates	0.1%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

Metropolitan Washington Airports Authority Aviation Revenue, Series D-1	4.3%
County of Belmont OH, GO	4.1%
City of Richmond Heights OH, GO	4.1%
Saxe Gotha-Lexington Public Facilities Corp. Revenue	4.1%
City of Fairview Park OH, GO	4.1%
Oklahoma County Finance Authority Revenue	4.1%
City of Colorado Springs CO Utilities System Revenue, Series C	3.8%
County of Lake OH, GO	3.8%
City of Huber Heights OH, GO	3.7%
City of Austin TX Revenue, Series B	3.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000136573
Shareholder Report [Line Items]
Fund Name	World Energy Fund
Class Name	A Shares
Trading Symbol	AAWEX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Shares	$128	1.15%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

We favored investments in gas exploration and production, gas transportation, electricity equipment, and nuclear power. Our exposure to oil-focused companies was below benchmark. The Fund outperformed its benchmark, returning 23.5% (institutional shares) for the year ended August 31, 2025 versus 5.76% for the MSCI World Energy Index. Our investments in nuclear power and electricity equipment outperformed as investors focused on artificial intelligence and companies that provide power for new data center construction.  The Fund’s fixed income holdings contributed modestly to performance as well. Our investment in oil-focused exploration and production companies as well as investments in oilfield services also lagged the portfolio as a whole. AI-related demand for power remains a key driver of demand growth for natural gas and electricity. We also expect global demand for U.S. produced natural gas to continue. We expect the nuclear renaissance to continue as investors look to nuclear as a source of clean energy. We have also added companies to the portfolio that benefit from offshore oil drilling and production.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
	World Energy Fund (A Shares)	S&P 500® Index	MSCI World Energy Index
Aug 15	$10,000	$10,000	$10,000
Aug 16	$10,159	$11,255	$10,624
Aug 17	$9,566	$13,083	$10,695
Aug 18	$11,324	$15,655	$13,067
Aug 19	$8,113	$16,112	$10,786
Aug 20	$7,616	$19,647	$7,532
Aug 21	$11,144	$25,770	$10,204
Aug 22	$15,995	$22,876	$15,888
Aug 23	$17,718	$26,524	$18,106
Aug 24	$18,357	$33,721	$19,666
Aug 25	$22,637	$39,076	$20,798

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
A Shares	23.31%	24.34%	8.51%
S&P 500® Index	15.88%	14.74%	14.60%
MSCI World Energy Index	5.76%	22.52%	7.60%

AssetsNet	$ 143,572,694
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 553,409
InvestmentCompanyPortfolioTurnover	175.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$143,572,694
Number of Portfolio Holdings	90
Net Investment Advisory Fees	$553,409
Portfolio Turnover Rate	175%

Holdings [Text Block]

Sector Allocation

(as a % of Net Assets)

Value	Value
Utilities	2.1%
Information Technology	4.0%
Industrials	15.7%
Energy	76.7%
Other	1.3%

Portfolio Composition

(as a % of Net Assets)

Common Stocks	94.5%
Corporate Bonds	2.4%
Yankee Debt Obligations	1.6%
Investment in Affiliates	1.3%

Country Diversification

(as a % of Net Assets)

Value	Value
Other	1.8%
Ireland	2.4%
United Kingdom	7.5%
Canada	7.9%
United States	80.2%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

GE Vernova, Inc.	4.9%
Shell PLC	4.5%
Cameco Corp.	4.2%
Marathon Petroleum Corp.	3.9%
Weatherford International PLC	3.5%
Chevron Corp.	3.4%
The Williams Cos., Inc.	3.3%
Baker Hughes Co.	3.2%
Phillips 66	3.0%
TechnipFMC PLC	2.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000136574
Shareholder Report [Line Items]
Fund Name	World Energy Fund
Class Name	C Shares
Trading Symbol	ACWEX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Shares	$211	1.90%

Expenses Paid, Amount	$ 211
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

We favored investments in gas exploration and production, gas transportation, electricity equipment, and nuclear power. Our exposure to oil-focused companies was below benchmark. The Fund outperformed its benchmark, returning 23.5% (institutional shares) for the year ended August 31, 2025 versus 5.76% for the MSCI World Energy Index. Our investments in nuclear power and electricity equipment outperformed as investors focused on artificial intelligence and companies that provide power for new data center construction.  The Fund’s fixed income holdings contributed modestly to performance as well. Our investment in oil-focused exploration and production companies as well as investments in oilfield services also lagged the portfolio as a whole. AI-related demand for power remains a key driver of demand growth for natural gas and electricity. We also expect global demand for U.S. produced natural gas to continue. We expect the nuclear renaissance to continue as investors look to nuclear as a source of clean energy. We have also added companies to the portfolio that benefit from offshore oil drilling and production.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
	World Energy Fund (C Shares)	S&P 500® Index	MSCI World Energy Index
Aug 15	$10,000	$10,000	$10,000
Aug 16	$10,099	$11,255	$10,624
Aug 17	$9,433	$13,083	$10,695
Aug 18	$11,085	$15,655	$13,067
Aug 19	$7,890	$16,112	$10,786
Aug 20	$7,347	$19,647	$7,532
Aug 21	$10,672	$25,770	$10,204
Aug 22	$15,198	$22,876	$15,888
Aug 23	$16,707	$26,524	$18,106
Aug 24	$17,178	$33,721	$19,666
Aug 25	$21,019	$39,076	$20,798

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
C Shares	22.36%	23.40%	7.71%
S&P 500® Index	15.88%	14.74%	14.60%
MSCI World Energy Index	5.76%	22.52%	7.60%

AssetsNet	$ 143,572,694
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 553,409
InvestmentCompanyPortfolioTurnover	175.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$143,572,694
Number of Portfolio Holdings	90
Net Investment Advisory Fees	$553,409
Portfolio Turnover Rate	175%

Holdings [Text Block]

Sector Allocation

(as a % of Net Assets)

Value	Value
Utilities	2.1%
Information Technology	4.0%
Industrials	15.7%
Energy	76.7%
Other	1.3%

Portfolio Composition

(as a % of Net Assets)

Common Stocks	94.5%
Corporate Bonds	2.4%
Yankee Debt Obligations	1.6%
Investment in Affiliates	1.3%

Country Diversification

(as a % of Net Assets)

Value	Value
Other	1.8%
Ireland	2.4%
United Kingdom	7.5%
Canada	7.9%
United States	80.2%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

GE Vernova, Inc.	4.9%
Shell PLC	4.5%
Cameco Corp.	4.2%
Marathon Petroleum Corp.	3.9%
Weatherford International PLC	3.5%
Chevron Corp.	3.4%
The Williams Cos., Inc.	3.3%
Baker Hughes Co.	3.2%
Phillips 66	3.0%
TechnipFMC PLC	2.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000136571
Shareholder Report [Line Items]
Fund Name	World Energy Fund
Class Name	Institutional Shares
Trading Symbol	AIWEX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$101	0.90%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

We favored investments in gas exploration and production, gas transportation, electricity equipment, and nuclear power. Our exposure to oil-focused companies was below benchmark. The Fund outperformed its benchmark, returning 23.5% (institutional shares) for the year ended August 31, 2025 versus 5.76% for the MSCI World Energy Index. Our investments in nuclear power and electricity equipment outperformed as investors focused on artificial intelligence and companies that provide power for new data center construction.  The Fund’s fixed income holdings contributed modestly to performance as well. Our investment in oil-focused exploration and production companies as well as investments in oilfield services also lagged the portfolio as a whole. AI-related demand for power remains a key driver of demand growth for natural gas and electricity. We also expect global demand for U.S. produced natural gas to continue. We expect the nuclear renaissance to continue as investors look to nuclear as a source of clean energy. We have also added companies to the portfolio that benefit from offshore oil drilling and production.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
	World Energy Fund (Institutional Shares)	S&P 500® Index	MSCI World Energy Index
Aug 15	$10,000	$10,000	$10,000
Aug 16	$10,209	$11,255	$10,624
Aug 17	$9,628	$13,083	$10,695
Aug 18	$11,430	$15,655	$13,067
Aug 19	$8,215	$16,112	$10,786
Aug 20	$7,730	$19,647	$7,532
Aug 21	$11,346	$25,770	$10,204
Aug 22	$16,317	$22,876	$15,888
Aug 23	$18,114	$26,524	$18,106
Aug 24	$18,824	$33,721	$19,666
Aug 25	$23,260	$39,076	$20,798

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Institutional Shares	23.57%	24.65%	8.81%
S&P 500® Index	15.88%	14.74%	14.60%
MSCI World Energy Index	5.76%	22.52%	7.60%

AssetsNet	$ 143,572,694
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 553,409
InvestmentCompanyPortfolioTurnover	175.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$143,572,694
Number of Portfolio Holdings	90
Net Investment Advisory Fees	$553,409
Portfolio Turnover Rate	175%

Holdings [Text Block]

Sector Allocation

(as a % of Net Assets)

Value	Value
Utilities	2.1%
Information Technology	4.0%
Industrials	15.7%
Energy	76.7%
Other	1.3%

Portfolio Composition

(as a % of Net Assets)

Common Stocks	94.5%
Corporate Bonds	2.4%
Yankee Debt Obligations	1.6%
Investment in Affiliates	1.3%

Country Diversification

(as a % of Net Assets)

Value	Value
Other	1.8%
Ireland	2.4%
United Kingdom	7.5%
Canada	7.9%
United States	80.2%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

GE Vernova, Inc.	4.9%
Shell PLC	4.5%
Cameco Corp.	4.2%
Marathon Petroleum Corp.	3.9%
Weatherford International PLC	3.5%
Chevron Corp.	3.4%
The Williams Cos., Inc.	3.3%
Baker Hughes Co.	3.2%
Phillips 66	3.0%
TechnipFMC PLC	2.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000136572
Shareholder Report [Line Items]
Fund Name	World Energy Fund
Class Name	Investor Shares
Trading Symbol	APWEX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$128	1.15%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

We favored investments in gas exploration and production, gas transportation, electricity equipment, and nuclear power. Our exposure to oil-focused companies was below benchmark. The Fund outperformed its benchmark, returning 23.5% (institutional shares) for the year ended August 31, 2025 versus 5.76% for the MSCI World Energy Index. Our investments in nuclear power and electricity equipment outperformed as investors focused on artificial intelligence and companies that provide power for new data center construction.  The Fund’s fixed income holdings contributed modestly to performance as well. Our investment in oil-focused exploration and production companies as well as investments in oilfield services also lagged the portfolio as a whole. AI-related demand for power remains a key driver of demand growth for natural gas and electricity. We also expect global demand for U.S. produced natural gas to continue. We expect the nuclear renaissance to continue as investors look to nuclear as a source of clean energy. We have also added companies to the portfolio that benefit from offshore oil drilling and production.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
	World Energy Fund (Investor Shares)	S&P 500® Index	MSCI World Energy Index
Aug 15	$10,000	$10,000	$10,000
Aug 16	$10,166	$11,255	$10,624
Aug 17	$9,570	$13,083	$10,695
Aug 18	$11,319	$15,655	$13,067
Aug 19	$8,119	$16,112	$10,786
Aug 20	$7,616	$19,647	$7,532
Aug 21	$11,157	$25,770	$10,204
Aug 22	$15,997	$22,876	$15,888
Aug 23	$17,712	$26,524	$18,106
Aug 24	$18,363	$33,721	$19,666
Aug 25	$22,633	$39,076	$20,798

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Investor Shares	23.26%	24.34%	8.51%
S&P 500® Index	15.88%	14.74%	14.60%
MSCI World Energy Index	5.76%	22.52%	7.60%

AssetsNet	$ 143,572,694
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 553,409
InvestmentCompanyPortfolioTurnover	175.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$143,572,694
Number of Portfolio Holdings	90
Net Investment Advisory Fees	$553,409
Portfolio Turnover Rate	175%

Holdings [Text Block]

Sector Allocation

(as a % of Net Assets)

Value	Value
Utilities	2.1%
Information Technology	4.0%
Industrials	15.7%
Energy	76.7%
Other	1.3%

Portfolio Composition

(as a % of Net Assets)

Common Stocks	94.5%
Corporate Bonds	2.4%
Yankee Debt Obligations	1.6%
Investment in Affiliates	1.3%

Country Diversification

(as a % of Net Assets)

Value	Value
Other	1.8%
Ireland	2.4%
United Kingdom	7.5%
Canada	7.9%
United States	80.2%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

GE Vernova, Inc.	4.9%
Shell PLC	4.5%
Cameco Corp.	4.2%
Marathon Petroleum Corp.	3.9%
Weatherford International PLC	3.5%
Chevron Corp.	3.4%
The Williams Cos., Inc.	3.3%
Baker Hughes Co.	3.2%
Phillips 66	3.0%
TechnipFMC PLC	2.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.